Fair value measurement	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair value measurement	Fair value measurement
Financial assets measured at fair value on a recurring basis are classified using the fair value hierarchy in the tables below:

As of June 30, 2021	Total	Level 1	Level 2
(in thousands)
Assets
Cash equivalents:
Money market funds	€19,986	€19,986	€—
Short-term investments:
Term deposits	9,487	—	9,487
Other long-term assets:
Term deposits	1,351	—	1,351
Total	€30,824	€19,986	€10,838

As of December 31, 2020	Total	Level 1	Level 2
(in thousands)
Assets
Cash equivalents:
Money market funds	€65,111	€65,111	€—
Short-term investments:
Term deposits	9,448	—	9,448
Total	€74,559	€65,111	€9,448

We value our financial assets using quoted market prices or alternative pricing sources and models utilizing market observable inputs.
Money market funds are valued at the closing price reported by the fund sponsor from an actively traded exchange. This is included within cash equivalents as Level 1 measurements.
We hold term deposit investments with financial institutions. We classify our term deposits within Level 2 in the fair value hierarchy because they are valued at amortized cost, which approximates fair value. Term deposits with original maturity of more than three months but less than one year are classified as short-term investments and those with original maturity of more than one year are classified as other long-term assets.
Investments in term deposits with original maturity of more than one year are restricted by long-term obligations related to the new campus building.

Assets measured at fair value on a non-recurring basis
Our non-financial assets, such as goodwill, intangible assets and property and equipment, as well as equity method investments, are adjusted to fair value when an impairment charge is recognized or the underlying investment is sold. Such fair value measurements are based predominately on Level 3 inputs.

Goodwill
During the first quarter of 2020, we recognized goodwill impairment charges of €17.6 million, €107.5 million and €82.5 million in the Developed Europe, Americas and Rest of World reporting units, respectively. These impairment charges resulted from the significant negative impact of the COVID-19 pandemic on our business, which presented sufficient indicators to require us to perform an interim quantitative assessment as of March 31, 2020 in which we compared the fair value of the reporting units to their carrying value. Further details may be found in our Annual Report on Form 20-F for the year ended December 31, 2020 previously filed with the SEC.
The full duration and total impact of the COVID-19 pandemic remains uncertain and it is difficult to predict how the recovery will unfold for global economies, the travel industry or our business. As a result, we may continue to record impairment charges in the future due to the potential long-term economic impact and near-term financial impacts.